Results by business segment	12 Months Ended
Oct. 31, 2018
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Results by business segment
Note 27 Results by business segment

Composition of business segments

For management purposes, based on the products and services offered, we are organized into five business segments: Personal & Commercial Banking, Wealth Management, Insurance, Investor & Treasury Services and Capital Markets.

Personal & Commercial Banking provides a broad suite of financial products and services to individuals and businesses for their day-to-day banking, investing and financing needs through two businesses: Canadian Banking and Caribbean & U.S. Banking. In Canada, we provide a broad suite of financial products and services through our large branch network, automated teller machines, and mobile sales network. In the Caribbean and the U.S., we offer a broad range of financial products and services in targeted markets. Non-interest income in Personal & Commercial Banking mainly comprises Mutual fund revenue, Service charges and Card service revenue.

Wealth Management serves high net worth and ultra-high net worth individual and institutional clients with a comprehensive suite of advice-based solutions and strategies to help them achieve their financial goals through our line of businesses in Canada, the U.S., the U.K., Europe and Asia, including Canadian Wealth Management, U.S. Wealth Management (including City National), Global Asset Management, and International Wealth Management. Non-interest income in Wealth Management mainly comprises Investment management and custodial fees, Mutual fund revenue and Securities brokerage commissions.

Insurance has operations in Canada and globally, operating under two business lines: Canadian Insurance and International Insurance, providing a wide range of life, health, home, auto, travel, wealth, annuities and reinsurance advice and solutions as well as creditor and business insurance services to individual, business and group clients. In Canada, we offer our products and services through our proprietary distribution channels, comprised of the field sales force, advice centers and online, as well as through independent insurance advisors and affinity relationships. Outside Canada, we operate in reinsurance and retrocession markets globally offering life, disability and longevity reinsurance products. Non-interest income in Insurance comprises Insurance premiums, investment and fee income.

Investor & Treasury Services is a provider of asset, cash management, transaction banking, and treasury services to institutional clients worldwide. We also provide Canadian dollar cash management, correspondent banking and trade finance for financial institutions globally and short-term funding and liquidity management for the bank. Non-interest income in Investor & Treasury Services mainly comprises Investment management and custodial fees.

Capital Markets provides expertise in banking, finance and capital markets to corporations, institutional investors, asset managers, governments and central banks around the world in our two main business lines: Corporate and Investment Banking and Global Markets. In North America, we offer a full suite of products and services which include corporate and investment banking, equity and debt origination and distribution, as well as sales and trading. Outside North America, we have a select presence in the U.K. and Europe, and Australia, Asia and other markets, where we offer a diversified set of capabilities in our key sectors of expertise such as energy, mining and infrastructure, industrial, consumer, health care and technology in Europe. Non-interest income in Capital Markets mainly includes Trading revenue, Underwriting and other advisory fees and Credit fees.

All other enterprise level activities that are not allocated to these five business segments, such as enterprise funding, securitizations, net charges associated with unattributed capital, and consolidation adjustments, including the elimination of the Taxable equivalent basis (Teb) gross-up amounts, are included in Corporate Support. Teb adjustments gross up income from certain tax-advantaged sources from Canadian taxable corporate dividends and U.S. tax credit investments recorded in Capital Markets to their effective tax equivalent value with the corresponding offset recorded in the provision for income taxes. Management believes that these Teb adjustments are necessary for Capital Markets to reflect how it is managed and enhances the comparability of revenue across our taxable and tax-advantaged sources. Our use of Teb adjustments may not be comparable to similarly adjusted amounts at other financial institutions. The Teb adjustment for the year ended October 31, 2018 was $542 million (October 31, 2017 – $548 million).

Geographic segments

For geographic reporting, our segments are grouped into Canada, United States and Other International. Transactions are primarily recorded in the location that best reflects the risk due to negative changes in economic conditions and prospects for growth due to positive economic changes. This location frequently corresponds with the location of the legal entity through which the business is conducted and the location of our clients. Transactions are recorded in the local currency and are subject to foreign exchange rate fluctuations with respect to the movement in the Canadian dollar.

Management reporting framework

Our management reporting framework is intended to measure the performance of each business segment as if it were a stand-alone business and reflects the way that the business segment is managed. This approach is intended to ensure that our business segments’ results include all applicable revenue and expenses associated with the conduct of their business and depicts how management views those results. We regularly monitor these segment results for the purpose of making decisions about resource allocation and performance assessment. These items do not impact our consolidated results.

The expenses in each business segment may include costs or services directly incurred or provided on their behalf at the enterprise level. For other costs not directly attributable to one of our business segments, we use a management reporting framework that uses assumptions and methodologies for allocating overhead costs and indirect expenses to our business segments and that assists in the attribution of capital and the transfer pricing of funds to our business segments in a manner that consistently measures and aligns the economic costs with the underlying benefits and risks of that specific business segment. Activities and business conducted between our business segments are generally at market rates. All other enterprise level activities that are not allocated to our five business segments are reported under Corporate Support.

Our assumptions and methodologies used in our management reporting framework are periodically reviewed by us to ensure that they remain valid. The capital attribution methodologies involve a number of assumptions that are revised periodically.

	For the year ended October 31, 2018
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2) (3)	$11,776	$2,602	$–	$297	$3,567	$(51)	$18,191	$13,076	$3,616	$1,499
Non-interest income (2)	5,140	8,324	4,279	2,294	4,831	(483)	24,385	12,698	6,080	5,607
Total revenue	16,916	10,926	4,279	2,591	8,398	(534)	42,576	25,774	9,696	7,106
Provision for credit losses (4)	1,273	(15)	–	1	48	–	1,307	1,259	41	7
Insurance policyholder benefits, claims and acquisition expense	–	–	2,676	–	–	–	2,676	1,347	–	1,329
Non-interest expense	7,526	8,070	602	1,617	4,960	58	22,833	11,634	7,322	3,877
Net income (loss) before income taxes	8,117	2,871	1,001	973	3,390	(592)	15,760	11,534	2,333	1,893
Income taxes (recoveries)	2,089	606	226	232	613	(437)	3,329	2,661	402	266
Net income	$6,028	$2,265	$775	$741	$2,777	$(155)	$12,431	$8,873	$1,931	$1,627
Non-interest expense includes:
Depreciation and amortization	$579	$544	$36	$124	$363	$–	$1,646	$1,102	$389	$155
Impairment of other intangibles	–	–	–	1	1	4	6	4	1	1
Total assets	$453,879	$93,063	$16,210	$136,030	$590,950	$44,602	$1,334,734	$680,276	$384,921	$269,537
Total assets include:
Additions to premises and equipment and intangibles	$279	$431	$45	$187	$442	$579	$1,963	$1,196	$503	$264
Total liabilities	$453,878	$93,162	$16,289	$135,944	$590,582	$(35,076)	$1,254,779	$600,619	$384,816	$269,344

	For the year ended October 31, 2017
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2) (3)	$10,787	$2,248	$–	$679	$3,565	$(139)	$17,140	$11,965	$3,572	$1,603
Non-interest income (2)	5,076	7,827	4,566	1,756	4,617	(313)	23,529	12,701	5,606	5,222
Total revenue	15,863	10,075	4,566	2,435	8,182	(452)	40,669	24,666	9,178	6,825
Provision for credit losses (4)	1,054	34	–	–	62	–	1,150	951	107	92
Insurance policyholder benefits, claims and acquisition expense	–	–	3,053	–	–	–	3,053	1,793	–	1,260
Non-interest expense	7,176	7,611	584	1,466	4,719	238	21,794	11,219	6,889	3,686
Net income (loss) before income taxes	7,633	2,430	929	969	3,401	(690)	14,672	10,703	2,182	1,787
Income taxes (recoveries)	1,878	592	203	228	876	(574)	3,203	2,472	468	263
Net income	$5,755	$1,838	$726	$741	$2,525	$(116)	$11,469	$8,231	$1,714	$1,524
Non-interest expense includes:
Depreciation and amortization	$582	$526	$33	$105	$352	$17	$1,615	$959	$465	$191
Impairment of other intangibles	–	–	–	–	–	2	2	2	–	–
Total assets	$433,532	$89,493	$15,122	$133,126	$506,118	$35,462	$1,212,853	$644,292	$323,895	$244,666
Total assets include:
Additions to premises and equipment and intangibles	$331	$269	$43	$74	$296	$485	$1,498	$1,021	$321	$156
Total liabilities	$433,554	$89,571	$15,172	$132,987	$505,952	$(38,811)	$1,138,425	$569,889	$323,911	$244,625

(1)	Taxable equivalent basis.
(2)	Inter-segment revenue and share of profit (loss) in joint ventures and associates are not material except as disclosed in Note 11.
(3)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(4)	Under IFRS 9, PCL on performing (Stages 1 and 2) financial assets is recorded within the respective business segment. Under IAS 39 and prior to November 1, 2017, PCL on loans not yet identified as impaired was included in Corporate Support.